DISCONTINUED OPERATIONS (Narrative) (Details) - Feb. 09, 2018 - Qufan [Member] ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Disposal Group, Including Discontinued Operation, Consideration	¥ 122.0	$ 19.4
Discontinued Operation Percentage of Equity Interest Disposed	51.00%